CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 33,072,261
Cost of revenues	22,145,343
Gross profit	10,926,918
Selling, general and administrative expenses	22,314,329
Loss on impairment of intangible assets and goodwill	548,492
Loss from operations	(11,935,903)
Other income (expense):
Interest expense	(1,175,516)
Loss on issuance of financial instruments	(45,250)
Loss on extinguishment of debt and vendor payable	(3,010,366)
Gain on Extinguishment of debt	2,568,839
Change in fair value of convertible debt	(2,146,284)
Change in fair value of contingent consideration	(111,355)
Change in fair value of derivative liabilities	(365,158)
Change in fair value of forward purchase agreement	(971,000)
Gain on modification of liabilities	194,523
Change in fair value on 3(a)(10) Settlement Agreement (Note 6)	(721,829)
Other income (expense), net	465,826
Total other income (expense), net	(5,317,570)
Loss from operations before income taxes	(17,253,473)
Income tax benefit	16,086
Loss from continuing operations	(17,253,473)
Net loss from continuing operations	(17,490,857)
Discontinued operations
Gain (loss) from discontinued operations	1,179,715
Income tax on discontinued operations	16,086
Income from discontinued operations, net of tax	1,195,801
Net income from discontinued operation, net of tax	1,245,807
Net Income (loss) from continuing and discontinuing operations	(16,057,672)
Less: net income from continuing and discontinued operations attributable to non-controlling interest	187,378
Net Income (loss) attributable to ConnectM Technology Solutions, Inc.	(16,245,050)
Other comprehensive income (loss):
Foreign currency translation adjustments for discontinued operations	(186,340)
Comprehensive gain (loss) before noncontrolling interests	(16,431,390)
Less: net income (loss) from continuing operations attributable to non-controlling interest	237,384
Less: net income from discontinued operations attributable to non-controlling interest	(50,006)
Comprehensive loss attributable to ConnectM Technology Solutions, Inc.	$ (16,618,768)
Weighted average shares outstanding of common stock, basic (in shares) | shares	2,259,956
Weighted average shares outstanding of common stock, diluted ( in shares) | shares	2,259,956
Basic net loss per share, common stock for continuing operations ( in dollars per share) | $ / shares	$ (7.74)
Diluted net loss per share, common stock for continuing operations ( in dollars per share) | $ / shares	(7.74)
Basic net loss per share, common stock for discontinued operations (in dollars per share) | $ / shares	0.55
Diluted net loss per share, common stock for discontinued operations (in dollars per share) | $ / shares	$ 0.55